Segment Reporting - Segment Results Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
REVENUES	$ 430,707	$ 486,781	$ 881,744	$ 987,887
Voyage expenses	26,154	39,176	52,469	77,813
Vessel operating expenses	195,978	191,773	383,442	379,527
Time-charter hire expense	26,544	31,491	53,996	75,470
Depreciation and amortization	109,769	115,068	212,263	229,682
General and administrative	35,395	36,230	74,666	74,592
Asset impairments and provisions	7,042	1,048	10,207	1,048
(Gain) loss on sale of vessels and equipment	(1,341)	2,221	(1,309)	2,024
Restructuring charges	1,789	1,525	3,843	1,525
Income (loss) from vessel operations	29,377	68,249	92,167	146,206
Segment assets	9,895,173	9,971,065	9,895,173	9,971,065	9,719,938
Operating Segments [Member] | Shuttle Tanker and FSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	140,062	153,694	278,715	309,929
Voyage expenses	22,275	32,252	44,084	59,267
Vessel operating expenses	43,472	44,939	88,379	94,758
Time-charter hire expense	14,110	12,969	28,887	26,586
Depreciation and amortization	29,093	32,037	56,789	63,829
General and administrative	9,324	11,241	19,828	20,520
Asset impairments and provisions		1,048		1,048
Restructuring charges	1,043		1,630
Income (loss) from vessel operations	20,745	19,208	39,118	43,921
Segment assets	1,844,517	1,871,341	1,844,517	1,871,341
Operating Segments [Member] | FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	122,560	136,198	263,489	264,866
Voyage expenses				232
Vessel operating expenses	84,054	85,489	161,438	159,571
Depreciation and amortization	39,285	34,415	73,317	67,563
General and administrative	11,760	10,214	24,121	21,791
(Gain) loss on sale of vessels and equipment	(1,338)		(1,338)
Income (loss) from vessel operations	(11,201)	6,080	5,951	15,709
Segment assets	2,787,470	2,497,592	2,787,470	2,497,592
Operating Segments [Member] | Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	70,983	70,093	141,984	143,678
Voyage expenses	487	53	491	149
Vessel operating expenses	15,164	12,653	30,260	25,620
Depreciation and amortization	18,328	17,445	35,619	34,683
General and administrative	5,314	4,513	11,510	9,618
Income (loss) from vessel operations	31,690	35,429	64,104	73,608
Segment assets	3,279,847	3,108,124	3,279,847	3,108,124
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	97,102	126,796	197,556	269,414
Voyage expenses	3,392	6,871	7,894	18,165
Vessel operating expenses	53,288	48,692	103,365	99,578
Time-charter hire expense	12,434	18,522	25,109	48,884
Depreciation and amortization	23,063	31,171	46,538	63,607
General and administrative	8,997	10,262	19,207	22,663
Asset impairments and provisions	7,042		10,207
(Gain) loss on sale of vessels and equipment	(3)	2,221	29	2,024
Restructuring charges	746	1,525	2,213	1,525
Income (loss) from vessel operations	(11,857)	7,532	(17,006)	12,968
Segment assets	$ 1,983,339	$ 2,494,008	$ 1,983,339	$ 2,494,008